Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Additional units purchased	4,500,000	4,500,000
Affiliated unit	1,010,000	1,010,000
Underwriting discount	$ 0.2	$ 0.2
Additional unit	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 11.7	$ 11.7
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate paid amount	$ 6.7	$ 6.7